OPERATING SEGMENTS (Schedule of Revenues and Operating Loss by Segments) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 3,853	$ 5,577	[1]	$ 2,982	[1]
Cost of revenues		(4,094)	(2,380)	[1]	(1,490)	[1]
Depreciation		(522)	(579)	[1]	(658)	[1]
Operating loss		(14,034)	(18,804)	[1]	(22,231)	[1]
Net financing income		575	4,035	[1]	285	[1]
Loss before taxes on income		(13,498)	(14,808)	[1]	(21,946)	[1]
Agriculture [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[2]	1,374	2,955		1,133
Cost of revenues	[2]	(428)	(952)		(370)
Depreciation	[2]	(124)	(201)		(147)
Operating loss	[2]	(4,097)	(6,120)		(7,074)
Industrial application [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		2,168	2,219	[1]	1,075	[1]
Cost of revenues		(3,553)	(1,290)	[1]	(460)	[1]
Depreciation		(94)	(32)	[1]	(31)	[1]
Operating loss		(3,540)	(2,411)	[1]	(39)	[1]
Human health [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		0	80	[1]	487	[1]
Cost of revenues		0	(98)	[1]	(620)	[1]
Depreciation		(101)	(141)	[1]	(213)	[1]
Operating loss		(2,653)	(7,240)	[1]	(10,349)	[1]
Unallocated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[2]	311	323		287
Cost of revenues	[2]	(113)	(40)		(40)
Depreciation	[2]	(203)	(205)		(267)
Operating loss	[2]	$ (3,744)	$ (3,033)		$ (4,769)

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.
[2]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations. See Note 23.